Loans from a Third Party (Details) ¥ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loans from a Third Party [Line Items]
Outstanding balances					$ 21.7	¥ 157.4
Interest expense	$ 0.9
Repaid instalment plan			$ 7.9	¥ 56.0
Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership [Member]
Loans from a Third Party [Line Items]
Loans	$ 18.0	$ 18.0					¥ 115.0	¥ 115.0
Interest rate per annum	8.00%	8.00%					8.00%	8.00%
Term of agreements	1 year	1 year
Other income (expense)					0.7	4.4
Accrued interests					$ 6.1	¥ 41.4
Tianqi Group [Member]
Loans from a Third Party [Line Items]
Repaid amount			7.9	¥ 56.0
Yizhong [Member]
Loans from a Third Party [Line Items]
Outstanding balances	$ 14.6	$ 13.4
Debt obligation			8.5						¥ 60.0
Interest expense		$ 1.7	$ 3.6